Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net loss	$ (18,073)	$ (37,341)	$ (40,178)	$ (71,525)
Adjustments to reconcile net loss to net cash provided by operating activities:
Allowance for estimated loss on note receivable due from related party	235
Depreciation and amortization	681	465	689	348
Employee stock-based compensation	5,130	15,675	19,710	42,346
Non-employee stock-based compensation		106	106	768
Non-cash warrant expense		984	1,020
Paycheck Protection Loan Program				(397)
Net change in operating lease assets and liabilities	(908)	(22)	(59)	(22)
Loss on operating lease cancellation	266
Loss on write-off of inventory		896	896
(Gain) loss on the sale or disposal of property and equipment	847	(30)	(18)	152
Loss on impairment of lease right-of-use assets and related improvements	1,128
Loss on impairment of assets held for sale, net	794
Loss on impairment of investment in Lynx	975
Gain on fair value of convertible debt and warrant liability	(49)	(4,007)	(8,265)	2,285
Changes in assets and liabilities:
Prepaid expenses and other current assets	158	243	(130)	(578)
Note receivable from related party			(250)
Inventory		(797)	(784)	(98)
Other assets	523	(558)	(650)	64
Accounts payable and accrued liabilities	(1,702)	500	212	2,731
Other current liabilities		(117)	(523)	476
Other long-term liabilities	(233)	300	233
Net cash used in operating activities	(10,228)	(23,703)	(27,991)	(23,450)
Cash flows from investing activities:
Purchases of property and equipment	(1,615)	(1,571)	(2,217)	(1,787)
Capitalized patent costs	(28)		(12)
Note receivable from related party	15
Payments on financing liability		(77)
Proceeds from sale of property and equipment	546	559	559	230
Net cash used in investing activities	(1,082)	(1,089)	(1,670)	(1,557)
Cash flows from financing activities:
Proceeds from public offering, net of equity offering costs		18,595	21,209	15,302
Proceeds from ATM, net of offering costs	10,712		3,277
Proceeds from the issuance of convertible debt		7,330	7,330	9,000
Payments on convertible debt		(2,353)	(2,367)
Payments on financing liability	(40)
Payments on financing lease liability			(158)
Proceeds from the exercise of stock options		547	547	260
Tax withholdings related to restricted stock units and awards			(32)
Net cash provided by financing activities	10,672	24,119	29,806	24,562
Net decrease in cash	(638)	(673)	145	(445)
Cash, beginning of period	2,846	2,701	2,701	3,146
Cash, end of period	2,208	2,028	2,846	2,701
Supplemental disclosure of cash flow information:
Cash paid for income taxes		1	1
Cash paid for interest		1	6	7
Supplemental disclosure of non-cash investing and financing activities:
Debt converted to equity		16,464	18,063
Issuance of Series A Convertible Preferred stock for investment in Lynx			3,000
Operating lease right-of-use asset obtained in exchange for operating lease liability	1,861		1,263
Capital expenditures included in accounts payable and other accrued liabilities		196	204	232
Stock-based compensation expense capitalized to property and equipment		$ 172	490
Incremental expense on Class C to Class A stock exchange				$ 572